Equity (Details)									1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) shares	May 09, 2019 $ / shares	Jan. 31, 2019 shares	Dec. 07, 2018 USD ($)	Feb. 16, 2018 shares	Feb. 09, 2017 shares	Feb. 02, 2016 shares	Feb. 12, 2015 shares $ / shares	Aug. 31, 2018 $ / shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Dec. 31, 2015	Jun. 27, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 shares	Jun. 12, 2018 USD ($)	Apr. 20, 2018 USD ($)	Mar. 29, 2018 USD ($)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares	215,499,145									215,499,145					218,786,812
Treasury shares purchased (in shares) | shares										3,287,667
Purchase of treasury shares										$ 27,000,000
Dividend payables (in dollars per share) | $ / shares		$ 0.12							$ 0.06
Dividends paid, ordinary shares										13,000,000
Expense from share-based payment transactions with employees										$ 0	$ 37,000
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares	220,024,713									220,024,713					220,024,713
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares	4,525,568									4,525,568					1,237,901
Long term incentive plan 2015
Disclosure of classes of share capital [line items]
Number of options granted (in shares) | shares								236,590
Exercise price, share options granted (in dollars per share) | $ / shares								$ 10.0475
Expense from share-based payment transactions with employees										$ 0
Long term incentive plan 2015 | Stock Option
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries												40.00%
Vesting period												3 years
Share based payment award expiration period								13 years
Long term incentive plan 2015 | Restricted stock units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries												60.00%
Equity instruments granted (in shares) | shares								65,433
Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares	12,500						54,616
Expense from share-based payment transactions with employees										(200,000)
Long term incentive plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares	32,420					66,449
Expense from share-based payment transactions with employees										(200,000)
Long term incentive plan 2018 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares	107,780				154,432
Expense from share-based payment transactions with employees										200,000
Long term incentive plan 2019 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares	800,000		1,200,000
Expense from share-based payment transactions with employees										$ 600,000
Senior Secured Loans
Disclosure of classes of share capital [line items]
Notional amount													$ 100,000,000	$ 220,000,000.0				$ 220,000,000.0
Tranche 1 | Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries										33.33%
Tranche 1 | Long term incentive plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries										33.33%
Tranche 1 | Long term incentive plan 2018 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries										33.33%
Tranche 1 | Long term incentive plan 2019 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries										12.00%
Award vesting target price (in dollars per share) | $ / shares										$ 12
Tranche 2 | Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries										33.33%
Tranche 2 | Long term incentive plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries										33.33%
Tranche 2 | Long term incentive plan 2018 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries										33.33%
Tranche 2 | Long term incentive plan 2019 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries										19.00%
Award vesting target price (in dollars per share) | $ / shares										$ 14
Tranche 3 | Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries										33.33%
Tranche 3 | Long term incentive plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries										33.33%
Tranche 3 | Long term incentive plan 2018 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries										33.33%
Tranche 3 | Long term incentive plan 2019 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries										25.00%
Award vesting target price (in dollars per share) | $ / shares										$ 16
Tranche 4 | Long term incentive plan 2019 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries										44.00%
Award vesting target price (in dollars per share) | $ / shares										$ 18
Interest rate swaps | Gener8 Maritime, Inc.
Disclosure of classes of share capital [line items]
Notional amount																$ 668,000,000
Financial instruments fair value											300,000
Financial assets at fair value through other comprehensive income											$ (3,800,000)
Commodity Swap
Disclosure of classes of share capital [line items]
Notional amount	$ 60,600,000									$ 60,600,000
Financial instruments fair value	1,800,000									1,800,000
Gains (losses) on cash flow hedges, before tax										1,800,000
Forward Exchange Contract
Disclosure of classes of share capital [line items]
Notional amount				$ 200,000,000
Financial instruments fair value	200,000									200,000
Derivative strike rate				3.25%
Gains (losses) on cash flow hedges, before tax										(600,000)
Joint ventures | Interest rate swaps
Disclosure of classes of share capital [line items]
Derivative notional amount	208,800,000.0									$ 208,800,000.0
Percent ownership in derivative										50.00%
Derivative instrument remaining term										4 years
Financial instruments fair value	(3,000,000)									$ (3,000,000)
Other comprehensive income, net of tax, gains (losses) on hedging instruments that hedge investments in equity instruments										(2,000,000)
Long term charter parties | Interest rate swaps
Disclosure of classes of share capital [line items]
Notional amount	173,600,000									173,600,000							$ 86,800,000
Financial instruments fair value	(3,500,000)									(3,500,000)
Financial assets at fair value through other comprehensive income	$ (2,500,000)									$ (2,500,000)
Minimum | Interest rate swaps | Gener8 Maritime, Inc.
Disclosure of classes of share capital [line items]
Derivative instrument remaining term										1 year
Maximum | Interest rate swaps | Gener8 Maritime, Inc.
Disclosure of classes of share capital [line items]
Derivative instrument remaining term										2 years